AFG PRO-R6 SUP-1

Statutory Prospectus Supplement dated April 28, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R6 shares of the Funds listed below:

Invesco European Small Company Fund

Invesco Global Core Equity Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO GLOBAL CORE EQUITY FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Esselink	Portfolio Manager	2014
Jeff Everett	Portfolio Manager	2017”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Global Core Equity Fund” in the prospectus:

•	“Erik Esselink, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2007.

•	Jeff Everett, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2016. From 2012 to 2016, he was employed by Wells Capital Management, Inc., where he was managing partner and portfolio manager for the EverKey Global Equity team. From 2007 to 2012, he served as a founding managing partner and managing member of EverKey Global Partners, where he was involved in both research and portfolio management activities.

The portfolio managers are assisted and supported by the global research team within Invesco’s Global Core Equity Team. Members of the team may change from time to time.”

AFG PRO-R6 SUP-1

AFG-SOAI- R6 SUP-1

Statement of Additional Information Supplement dated April 28, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class R6 shares of the Funds listed below:

Invesco European Small Company Fund

Invesco Global Core Equity Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Global Core Equity Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of December 31, 2016 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Global Core Equity Fund
Erik Esselink	$100,001 - $500,000	N/A	$100,001 - $500,000
Jeff Everett[1]	None	N/A	$50,001 - $100,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Global Core Equity Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of December 31, 2016 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Invesco Global Core Equity Fund
Erik Esselink	2	$162.4	2	$535.9	159	[2]	$49.1	[2]
Jeff Everett[1]	1	$90.0	None	None	None		None”

[1]	The portfolio manager began serving on the Fund effective April 28, 2017. Information has been provided as of February 28, 2017.
[2]	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.